Derivative Warrant Liabilities (Details) - USD ($)	8 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Feb. 06, 2021	Feb. 04, 2021
Derivative Warrant Liabilities (Details) [Line Items]
Public warrants outstanding (in Dollars)	$ 11,040,000
Private warrants outstanding (in Dollars)	$ 8,693,333
Business combination, desccription	In addition, if (x) the Company issue additional shares of Class A Common Stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination (excluding any issuance of Forward Purchase Shares) at an issue price or effective issue price of less than $9.20 per share of Class A Common Stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial stockholders or their affiliates, without taking into account any Founder Shares held by the initial stockholders or such affiliates, as applicable, prior to such issuance), (the “Newly Issued Price”) (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A Common Stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described under “— Redemption of warrants when the price per share of Class A Common Stock equals or exceeds $18.00” and under “— Redemption of warrants when the price per share of Class A
Common stock equals or exceeds price per share	$ 10	$ 10		$ 10
Market value percentage		180.00%
Newly Issued Price per share	$ 10	$ 10
Warrants term	5 years
Redemption per share	$ 0.361
Warrants issued (in Shares)	19,733,333
Warrant [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Newly Issued Price per share	$ 1.5	1.5		1.5
Class A Common Stock [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Price per share		11.5
Common stock equals or exceeds price per share	$ 10	$ 10	$ 11.5	$ 11.5
Warrants, description	Redemption of warrants when the price per share of Class A Common Stock equals or exceeds $18.00.Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption to each warrant holder (the “30-day redemption period”); and• if, and only if, the closing price of the Class A Common Stock equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending three business days before the Company sends to the notice of redemption to the warrant holders.
Class A Common Stock [Member] | Warrant [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Warrants, description	Redemption of warrants when the price per share of Class A Common Stock equals or exceeds $10.00.Once the warrants become exercisable, the Company may redeem the outstanding warrants:• in whole and not in part;• at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares, based on the redemption date and the “fair market value” (as defined below) of the Company’s Class A Common Stock except as otherwise described below;• if, and only if, the closing price of the Company’s Class A Common Stock equals or exceeds $10.00 per Public Share (as adjusted) for any 20 trading days within the 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders; and• if the closing price of the Class A Common Stock for any 20 trading days within a 30-trading day period ending three trading days before the Company sends notice of redemption to the warrant holders is less than $18.00 per share (as adjusted), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding public warrants, as described above.